January 6, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Lifetime Achievement Fund, Inc., File Nos. 333-95817 and 811-09749

Dear Sir/Madam:

On behalf of the Lifetime Achievement Fund, Inc., a registered investment company (the "Company"), we submit with this letter, via electronic filing, a preliminary proxy statement on behalf of the Lifetime Achievement Fund, Inc., the sole series of the Company (the "Fund").  The primary purposes of the proxy statement are to solicit shareholder approval of (i) election of three new members to the Board of Directors of the Company and (ii) reorganization of the Fund as a series Northern Lights Fund Trust III.

If you have any questions, please contact Parker Bridgeport at (614) 469-3238 or JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/ Thompson Hine LLP